SEGMENTED INFORMATION - Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 5,038	$ 4,711	$ 4,096
Consolidated property, plant and equipment and equity-accounted investments	66,551	55,675
Hydroelectric
Disclosure of operating segments [line items]
Revenues	2,689	2,527	2,150
Wind
Disclosure of operating segments [line items]
Revenues	1,213	1,146	1,074
Solar
Disclosure of operating segments [line items]
Revenues	751	700	563
Sustainable solutions
Disclosure of operating segments [line items]
Revenues	35	40	42
Distributed energy & storage
Disclosure of operating segments [line items]
Revenues	350	298	267
North America | Hydroelectric
Disclosure of operating segments [line items]
Revenues	1,135	1,211	1,044
Brazil
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	5,622	4,754
Brazil | Hydroelectric
Disclosure of operating segments [line items]
Revenues	269	181	177
Colombia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	10,585	8,264
Colombia | Hydroelectric
Disclosure of operating segments [line items]
Revenues	1,285	1,135	$ 929
United States
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	34,303	29,056
Canada
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	7,483	7,560
Europe
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	5,046	3,963
Asia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	3,320	1,932
Other
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	$ 192	$ 146